UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-249

Exact name of registrant as specified in charter:
Delaware Group Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Balanced Fund

April 30, 2007

Value equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	16
> Statements of changes in net assets	17
> Financial highlights	18
> Notes to financial statements	23
> About the organization	28

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period November 1, 2006 to April 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Balanced Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/06 to
	11/1/06	4/30/07	Ratio	4/30/07*
Actual Fund Return
Class A	$1,000.00	$1,064.60	1.20%	$ 6.14
Class B	1,000.00	1,060.50	1.98%	10.12
Class C	1,000.00	1,060.60	1.98%	10.12
Class R	1,000.00	1,063.20	1.48%	7.57
Institutional Class	1,000.00	1,065.70	0.98%	5.02
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.84	1.20%	$6.01
Class B	1,000.00	1,014.98	1.98%	9.89
Class C	1,000.00	1,014.98	1.98%	9.89
Class R	1,000.00	1,017.46	1.48%	7.40
Institutional Class	1,000.00	1,019.93	0.98%	4.91

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown

Delaware Balanced Fund

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Common Stock	61.52%
Consumer Discretionary	5.52%
Consumer Staples	5.54%
Energy	3.90%
Financials	14.63%
Health Care	11.46%
Industrials	3.77%
Information Technology	9.37%
Materials	1.71%
Media	0.01%
Telecommunications	3.76%
Utilities	1.85%
Preferred Stock	0.05%
Agency Asset-Backed Securities	0.08%
Agency Collateralized Mortgage Obligations	1.74%
Agency Mortgage-Backed Securities	6.95%
Agency Obligations	1.38%
Commercial Mortgage-Backed Securities	2.83%
Corporate Bonds	11.55%
Banking	1.66%
Basic Industry	0.46%
Brokerage	0.41%
Capital Goods	0.39%
Communications	1.76%
Consumer Cyclical	0.65%
Consumer Non–Cyclical	0.45%
Electric	1.19%
Energy	0.66%
Finance Companies	0.86%
Industrial – Other	0.02%
Insurance	1.76%
Natural Gas	0.48%
Real Estate	0.23%
Technology	0.03%
Transportation	0.54%
Convertible Bonds	0.00%
Foreign Agencies	0.11%
Municipal Bonds	0.61%
Non-Agency Asset-Backed Securities	2.37%
Non-Agency Collateralized Mortgage Obligations	7.55%
U.S. Treasury Obligations	2.05%
Repurchase Agreements	6.85%
Securities Lending Collateral	4.59%
Fixed Rate Notes	1.21%
Variable Rate Notes	3.38%
Total Value of Securities	110.23%
Obligation to Return Securities Lending Collateral	(5.50%	)
Liabilities Net of Receivables and Other Assets	(4.73%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	65.97%
AA	5.60%
A	10.03%
BBB	15.66%
BB	0.61%
B	1.59%
CCC	0.42%
D	0.02%
NR	0.10%
Total	100.00%

Statement of net assets

Delaware Balanced Fund

April 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 61.52%
Consumer Discretionary – 5.52%
*†Charter Communications Class A	900	$ 2,718
Gap	244,900	4,395,955
*Limited Brands	171,800	4,736,526
Mattel	162,800	4,607,240
		13,742,439
Consumer Staples – 5.54%
Heinz (H.J.)	97,300	4,583,803
Kimberly-Clark	65,600	4,668,752
Safeway	124,800	4,530,240
		13,782,795
Energy – 3.90%
Chevron	65,100	5,064,129
ConocoPhillips	66,900	4,639,515
		9,703,644
Financials – 14.63%
Allstate	73,900	4,605,448
Aon	116,400	4,510,500
Chubb	84,900	4,570,167
Hartford Financial Services Group	46,100	4,665,320
*Huntington Bancshares	193,800	4,298,484
Morgan Stanley	55,600	4,670,955
Wachovia	80,600	4,476,524
Washington Mutual	110,000	4,617,800
		36,415,198
Health Care – 11.46%
Abbott Laboratories	83,300	4,716,446
Baxter International	84,000	4,756,920
Bristol-Myers Squibb	163,100	4,707,066
Merck & Company	92,400	4,753,056
Pfizer	174,900	4,627,854
Wyeth	89,300	4,956,150
		28,517,492
Industrials – 3.77%
Donnelley (R.R.) & Sons	111,900	4,498,380
*†Foster Wheeler	80	5,506
Waste Management	130,300	4,874,523
		9,378,409
Information Technology – 9.37%
Hewlett-Packard	111,700	4,707,038
Intel	227,100	4,882,650
International Business Machines	47,500	4,854,975
Motorola	233,900	4,053,487
†Xerox	260,900	4,826,650
		23,324,800
Materials – 1.71%
duPont (E.I.) deNemours	86,700	4,263,039
		4,263,039
Media – 0.01%
†Adelphia	20,000	8,300
†Adelphia Recovery Trust
Series ACC-1	19,628	1,845
Series Arahova	10,874	5,763
*†Century Communications	25,000	688
†Time Warner Cable Class A	500	18,410
		35,006
Telecommunications – 3.76%
AT&T	122,400	4,739,328
Verizon Communications	121,100	4,623,598
		9,362,926
Utilities – 1.85%
Progress Energy	91,400	4,620,270
		4,620,270
Total Common Stock
(cost $120,393,982)		153,146,018

Preferred Stock – 0.05%
Nexen 7.35%	4,520	115,034
Total Preferred Stock
(cost $113,000)		115,034

	Principal
	Amount (U.S.$)
Agency Asset-Backed Securities – 0.08%
Fannie Mae Grantor Trust Series
2003-T4 2A5 4.907% 9/26/33	$144,085	143,386
•Fannie Mae Whole Loan
Series 2002-W11 AV1
5.66% 11/25/32	45,501	45,502
Total Agency Asset-Backed Securities
(cost $188,438)		188,888

Agency Collateralized Mortgage Obligations – 1.74%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26	114,218	118,358
Series 2003-122 AJ
4.50% 2/25/28	112,754	110,323
Series 2005-110 MB
5.50% 9/25/35	340,000	342,926
•Series 2006-M2 A2F
5.259% 5/25/20	530,000	525,973
Fannie Mae Grantor Trust Series
2001-T8 A2 9.50% 7/25/41	90,309	97,173
Fannie Mae Whole Loan
Series 2004-W9 2A1
6.50% 2/25/44	154,668	158,753
Series 2004-W11 1A2
6.50% 5/25/44	175,578	180,279
Freddie Mac
Series 1730 Z 7.00% 5/15/24	92,978	97,316
Series 2326 ZQ 6.50% 6/15/31	486,710	508,784
Series 2480 EH 6.00% 11/15/31	5,658	5,648
Series 2662 MA 4.50% 10/15/31	209,114	205,617
Series 2694 QG 4.50% 1/15/29	225,000	219,413

(continues)     3

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2872 GC 5.00% 11/15/29	$ 200,000	$ 197,666
Series 2890 PC 5.00% 7/15/30	380,000	375,306
Series 2915 KP 5.00% 11/15/29	220,000	217,564
Series 3005 ED 5.00% 7/15/25	280,000	268,976
Series 3022 MB 5.00% 12/15/28	165,000	163,790
Series 3063 PC 5.00% 2/15/29	360,000	357,132
wFreddie Mac Structured Pass
Through Securities Series T-58 2A
6.50% 9/25/43	189,817	194,417
Total Agency Collateralized
Mortgage Obligations
(cost $4,381,546)		4,345,414

Agency Mortgage-Backed Securities – 6.95%
Fannie Mae 6.50% 8/1/17	119,144	121,892
Fannie Mae Relocation 30 yr
5.00% 11/1/33	137,147	133,765
5.00% 1/1/34	177,663	173,180
5.00% 1/1/36	98,721	96,146
Fannie Mae S.F. 15 yr TBA
4.50% 5/1/22	475,000	459,711
6.00% 5/1/22	615,000	624,994
Fannie Mae S.F. 30 yr
5.50% 3/1/29	401,212	398,750
5.50% 4/1/29	446,992	444,249
7.50% 6/1/31	72,253	75,644
Fannie Mae S.F. 30 yr TBA
5.00% 5/1/37	3,740,000	3,612,608
5.50% 5/1/37	5,880,000	5,813,850
6.00% 5/1/37	2,855,000	2,876,413
6.50% 5/1/37	30,000	30,628
•Freddie Mac ARM 5.748% 4/1/34	95,003	96,758
Freddie Mac Relocation 30 yr
5.00% 9/1/33	564,751	552,475
Freddie Mac S.F. 15 yr
4.00% 2/1/14	303,785	295,099
Freddie Mac S.F. 30 yr
7.00% 11/1/33	88,796	92,397
Freddie Mac S.F. 30 yr TBA
6.00% 5/1/37	425,000	428,586
GNMA S.F. 30 yr TBA
5.50% 5/1/37	475,000	472,328
6.00% 5/1/37	475,000	481,383
GNMA I S.F. 30 yr 7.50% 9/15/31	20,159	21,120
Total Agency Mortgage-Backed
Securities (cost $17,287,941)		17,301,976

Agency Obligations – 1.38%
Fannie Mae
*4.75% 3/12/10	210,000	209,833
^5.389% 10/9/19	805,000	408,377
*Federal Home Loan Bank
4.25% 9/14/07	995,000	991,705
^Financing Corporation Interest
Strip 5.142% 9/26/19	2,000,000	1,065,181
Freddie Mac 4.75% 1/19/16	100,000	98,703
^Resolution Funding Interest Strip
5.24% 10/15/25	1,670,000	656,193
Total Agency Obligations
(cost $3,422,801)		3,429,992

Commercial Mortgage-Backed Securities – 2.83%
Bank of America Commercial
Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	225,000	233,042
Series 2006-4 A4 5.634% 7/10/46	35,000	35,614
#Bear Stearns Commercial Mortgage
Securities Series 2004-ESA E 144A
5.064% 5/14/16	260,000	259,587
wCommercial Mortgage Pass
Through Certificates
#Series 2001-J1A A2 144A
6.457% 2/14/34	169,810	175,660
Series 2006-C7 A2
5.69% 6/10/46	140,000	142,244
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1
AAB 5.681% 2/15/39	75,000	76,105
#Crown Castle Towers
Series 2005-1A C 144A
5.074% 6/15/35	140,000	139,224
*Deutsche Mortgage and Asset
Receiving Series 1998-C1 A2
6.538% 6/15/31	143,051	143,373
First Union-Lehman Brothers-Bank
of America Series 1998-C2 A2
6.56% 11/18/35	111,024	111,686
First Union National Bank-Bank of
America Commercial Mortgage
Trust Series 2001-C1 C
6.403% 3/15/33	60,000	62,351
General Electric Capital
Commercial Mortgage Series
2002-1A A3 6.269% 12/10/35	410,000	427,620
Goldman Sachs Mortgage
Securities II
Series 2004-GG2 A3
4.602% 8/10/38	125,000	123,392
•#Series 2006-RR2 A1 144A
5.812% 6/23/46	175,000	177,973
•#Series 2006-RR3 A1S 144A
5.76% 7/18/56	290,000	292,726
Greenwich Capital Commercial
Funding Series 2007-GG9 A4
5.444% 3/10/39	295,000	296,291

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37	$215,000	$ 216,414
Series 2003-C1 A2
4.985% 1/12/37	362,000	357,897
•Series 2006-LDP7 AJ
6.066% 4/15/45	10,000	10,316
•#Series 2006-RR1A A1 144A
5.609% 10/18/52	160,000	159,426
Series 2007-CB18 A4
5.44% 6/12/47	335,000	335,532
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1
6.27% 6/15/20	73,665	74,118
Series 2002-C1 A4
6.462% 3/15/31	320,000	336,281
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A1
4.275% 8/12/48	578,826	565,590
Series 2007-5 A4
5.378% 8/12/48	325,000	323,760
Merrill Lynch Mortgage Trust
#Series 2005-GGP1 E 144A
4.33% 11/15/10	105,000	104,199
#Series 2005-GGP1 F 144A
4.35% 11/15/10	105,000	104,230
•Series 2006-C1 ASB
5.843% 5/12/39	225,000	230,454
#SBA Commercial Mortgage
Securities Trust Series 2006-
1A B 144A 5.451% 11/15/36	395,000	396,867
#Tower 144A
Series 2004-2A A
4.232% 12/15/14	270,000	262,879
Series 2006-1 B
5.588% 2/15/36	85,000	85,633
Series 2006-1 C
5.707% 2/15/36	130,000	131,177
Wachovia Bank Commercial
Mortgage Trust
•Series 2005-C20 A5
5.087% 7/15/42	105,000	104,402
Series 2006-C28 A2
5.50% 10/15/48	265,000	267,481
Series 2007-C30 A3
5.246% 12/15/43	275,000	274,636
Total Commercial Mortgage-Backed
Securities (cost $7,111,118)		7,038,180

Corporate Bonds – 11.55%
Banking – 1.66%
•BAC Capital Trust XIV
5.63% 12/31/49	180,000	180,890
•#Barclays Bank 144A
7.375% 6/29/49	140,000	152,338
Citigroup 6.125% 8/25/36	205,000	212,104
First Union Institutional Capital II
7.85% 1/1/27	265,000	275,690
•#HBOS 144A 5.92% 9/29/49	100,000	98,611
*JPMorgan Chase Capital XVIII
6.95% 8/17/36	150,000	161,064
•#KBC Bank Funding Trust III 144A
9.86% 11/29/49	85,000	94,020
•MUFG Capital Finance 1
6.346% 7/29/49	100,000	102,311
Popular North America
4.25% 4/1/08	325,000	320,556
•5.75% 4/6/09	135,000	135,715
Popular North America Capital
Trust I 6.564% 9/15/34	95,000	91,776
•#Rabobank Capital Funding II 144A
5.26% 12/29/49	195,000	190,253
•RBS Capital Trust I
4.709% 12/29/49	310,000	297,077
•#Resona Bank 144A 5.85% 9/29/49	195,000	194,391
•#Resona Preferred Global
Securities Cayman 144A
7.191% 12/29/49	430,000	455,246
SunTrust Capital II 7.90% 6/15/27	210,000	218,434
•UBS Preferred Funding Trust V
6.243% 5/29/49	195,000	201,900
•Vneshtorgbank
#144A 5.96% 8/1/08	105,000	105,236
6.15% 12/7/09	100,000	100,190
#Wachovia Capital Trust I 144A
7.64% 1/15/27	250,000	259,747
•Wachovia Capital Trust III
5.80% 8/29/49	115,000	116,814
•#Woori Bank 144A 6.208% 5/2/37	185,000	184,994
		4,149,357
Basic Industry – 0.46%
*AK Steel 7.875% 2/15/09	15,000	15,075
Alcoa
5.55% 2/1/17	70,000	70,175
5.90% 2/1/27	75,000	74,774
5.95% 2/1/37	160,000	159,427
Bowater
9.00% 8/1/09	20,000	21,125
*9.50% 10/15/12	10,000	10,325
Catalyst Paper 8.625% 6/15/11	25,000	25,469
Donohue Forest Products
7.625% 5/15/07	10,000	10,000
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	15,000	16,256

(continues)     5

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.875% 5/15/31	$ 25,000	$ 26,750
Lubrizol 4.625% 10/1/09	165,000	162,790
*Lyondell Chemical 8.00% 9/15/14	15,000	15,788
#MacDermid 144A 9.50% 4/15/17	15,000	15,638
*#Momentive Performance Materials
144A 9.75% 12/1/14	15,000	15,938
‡#Port Townsend Paper 144A
11.00% 4/15/11	35,000	30,625
Potlatch 13.00% 12/1/09	15,000	17,205
#Sappi Papier Holding 144A
7.50% 6/15/32	15,000	14,255
‡Solutia 6.72% 10/15/37	15,000	16,200
#Steel Dynamics 144A
6.75% 4/1/15	5,000	5,038
#Stora Enso Oyj 144A
7.25% 4/15/36	120,000	123,558
Tembec Industries
*7.75% 3/15/12	15,000	8,456
8.50% 2/1/11	20,000	11,425
*#Tube City IMS 144A 9.75% 2/1/15	10,000	10,600
Vale Overseas
6.25% 1/23/17	120,000	123,360
6.875% 11/21/36	130,000	138,541
Witco 6.875% 2/1/26	5,000	4,375
		1,143,168
Brokerage – 0.41%
*•Ameriprise Financial
7.518% 6/1/66	355,000	385,928
Amvescap
4.50% 12/15/09	320,000	314,666
5.625% 4/17/12	170,000	171,182
E Trade Financial 8.00% 6/15/11	10,000	10,563
Goldman Sachs Group
6.345% 2/15/34	95,000	96,341
LaBranche
9.50% 5/15/09	15,000	15,788
11.00% 5/15/12	25,000	27,375
		1,021,843
Capital Goods – 0.39%
#Aleris International 144A
10.00% 12/15/16	20,000	20,975
Allied Waste North America
9.25% 9/1/12	5,000	5,300
Armor Holdings 8.25% 8/15/13	15,000	15,825
Baldor Electric 8.625% 2/15/17	5,000	5,363
*Berry Plastics Holding
8.875% 9/15/14	20,000	20,700
*Casella Waste Systems
9.75% 2/1/13	25,000	26,563
Caterpillar 6.05% 8/15/36	105,000	108,290
#Clarke American 144A
9.50% 5/15/15	10,000	10,113
*CPG International I 10.50% 7/1/13	10,000	10,550
General Electric 5.00% 2/1/13	330,000	328,013
Geo Subordinate 11.00% 5/15/12	10,000	10,200
*Graham Packaging
9.875% 10/15/14	15,000	15,600
*#Hawker Beechcraft Acquisition
144A 9.75% 4/1/17	5,000	5,375
*#Hexion US Finance 144A
9.75% 11/15/14	25,000	27,125
Interface 10.375% 2/1/10	20,000	22,200
Intertape Polymer 8.50% 8/1/14	20,000	18,073
•Masco 5.655% 3/12/10	145,000	145,378
#Penhall International 144A
12.00% 8/1/14	10,000	11,000
#Siemens Finance 144A
6.125% 8/17/26	135,000	138,159
#Smurfit-Stone Container
Enterprises 144A
8.00% 3/15/17	10,000	10,000
WCA Waste 9.25% 6/15/14	15,000	16,050
		970,852
Communications – 1.76%
*‡Allegiance Telecom
11.75% 2/15/08	15,000	6,900
*American Tower 7.125% 10/15/12	25,000	26,063
AT&T
7.30% 11/15/11	215,000	233,824
8.00% 11/15/31	105,000	131,964
BellSouth 4.20% 9/15/09	130,000	127,447
British Telecommunications
9.125% 12/15/30	95,000	132,849
#Broadview Networks Holdings 144A
11.375% 9/1/12	10,000	10,750
*CCH I Holdings 13.50% 1/15/14	25,000	25,563
•Centennial Communications
11.099% 1/1/13	10,000	10,563
Charter Communication Holdings
13.50% 1/15/11	35,000	36,750
Comcast
•5.656% 7/14/09	100,000	100,204
6.45% 3/15/37	95,000	96,396
6.50% 11/15/35	90,000	91,898
Cox Communications
4.625% 1/15/10	155,000	152,959
#Cricket Communications 144A
9.375% 11/1/14	25,000	26,813
Dex Media West 9.875% 8/15/13	10,000	10,938
Embarq 6.738% 6/1/13	130,000	135,280
•#Hellas Telecommunications
Luxembourg II 144A
11.106% 1/15/15	15,000	15,638
Hughes Network Systems
9.50% 4/15/14	30,000	31,725
*#Idearc 144A 8.00% 11/15/16	5,000	5,238

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds (continued)
Communications (continued)
¶Inmarsat Finance
10.375% 11/15/12	$ 25,000	$ 23,875
Insight Communications
12.25% 2/15/11	5,000	5,238
*Insight Midwest 9.75% 10/1/09	14,000	14,263
*#Level 3 Financing 144A
8.75% 2/15/17	10,000	10,225
*Mediacom Broadband
8.50% 10/15/15	5,000	5,225
*Mediacom Capital 9.50% 1/15/13	45,000	46,575
*#Quebecor World 144A
9.75% 1/15/15	15,000	15,900
Qwest
*7.50% 10/1/14	15,000	15,938
•8.605% 6/15/13	25,000	27,469
RH Donnelley 8.875% 1/15/16	5,000	5,450
Rural Cellular
9.875% 2/1/10	15,000	15,938
•11.11% 11/1/12	5,000	5,213
Sprint Capital
*7.625% 1/30/11	205,000	220,162
8.75% 3/15/32	100,000	118,343
Telecom Italia Capital
•5.969% 7/18/11	245,000	247,129
7.20% 7/18/36	175,000	187,804
Telefonica Emisiones
•5.65% 6/19/09	130,000	130,537
5.984% 6/20/11	85,000	87,376
*6.421% 6/20/16	75,000	78,665
7.045% 6/20/36	75,000	80,728
Telefonos de Mexico
4.50% 11/19/08	310,000	308,095
THOMSON 5.75% 2/1/08	130,000	130,500
Time Warner 5.50% 11/15/11	130,000	131,184
#Time Warner Cable 144A
5.85% 5/1/17	135,000	136,066
6.55% 5/1/37	140,000	142,052
Time Warner Entertainment
8.375% 3/15/23	55,000	65,664
Time Warner Telecom Holdings
9.25% 2/15/14	5,000	5,400
Triton PCS 8.50% 6/1/13	10,000	10,488
*#Umbrella Aquisition PIK 144A
9.75% 3/15/15	20,000	20,175
*Verizon Communications
6.25% 4/1/37	330,000	331,805
Viacom
5.75% 4/30/11	140,000	142,033
6.875% 4/30/36	85,000	86,354
Vodafone Group 6.15% 2/27/37	115,000	113,763
		4,375,394
Consumer Cyclical – 0.65%
*Accuride 8.50% 2/1/15	15,000	15,563
Carrols 9.00% 1/15/13	20,000	20,800
*Corrections Corporation of
America 7.50% 5/1/11	15,000	15,638
Costco Wholesale 5.50% 3/15/17	250,000	252,714
*•DaimlerChrysler Holdings
5.81% 8/3/09	245,000	246,357
Denny’s 10.00% 10/1/12	10,000	10,725
Federated Retail Holdings
5.35% 3/15/12	125,000	125,069
Ford Motor Credit
7.375% 10/28/09	20,000	20,027
*9.875% 8/10/11	10,000	10,658
*Gaylord Entertainment
8.00% 11/15/13	15,000	15,675
*General Motors 8.375% 7/15/33	25,000	22,719
Global Cash Access
8.75% 3/15/12	5,000	5,263
GMAC 6.875% 9/15/11	185,000	185,794
*#Goodyear Tire & Rubber 144A
8.625% 12/1/11	5,000	5,425
Harrah’s Operating 6.50% 6/1/16	20,000	17,879
Home Depot
5.40% 3/1/16	65,000	63,767
5.875% 12/16/36	85,000	82,671
Isle of Capri Casinos
9.00% 3/15/12	5,000	5,244
#KAR Holdings 144A
10.00% 5/1/15	10,000	10,413
Lear 8.75% 12/1/16	10,000	9,788
Majestic Star Casino
9.50% 10/15/10	20,000	21,150
Mandalay Resort Group
*9.375% 2/15/10	5,000	5,419
9.50% 8/1/08	10,000	10,488
*#Michaels Stores 144A
11.375% 11/1/16	15,000	16,575
*Neiman Marcus Group PIK
9.00% 10/15/15	10,000	11,075
*NPC International 9.50% 5/1/14	15,000	15,825
*O’Charleys 9.00% 11/1/13	10,000	10,700
Penney (J.C.)
6.375% 10/15/36	65,000	65,001
8.00% 3/1/10	95,000	101,733
*#Pokagon Gaming Authority 144A
10.375% 6/15/14	20,000	22,500
*Rite Aid 9.25% 6/1/13	20,000	20,450
Station Casinos 6.625% 3/15/18	10,000	9,200
¶Town Sports International
11.00% 2/1/14	10,000	9,050
True Temper Sports
8.375% 9/15/11	5,000	4,538

(continues)     7

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds (continued)
Consumer Cyclical (continued)
*#TRW Automotive 144A
7.25% 3/15/17	$ 10,000	$ 9,975
Wheeling Island Gaming
10.125% 12/15/09	125,000	127,499
*WMG Acquisition 7.375% 4/15/14	10,000	9,650
		1,613,017
Consumer Non-Cyclical – 0.45%
*#Aramark 144A 8.50% 2/1/15	15,000	15,769
*Boston Scientific 6.40% 6/15/16	145,000	144,936
Chiquita Brands International
8.875% 12/1/15	5,000	4,825
*Constellation Brands
8.125% 1/15/12	15,000	15,638
CRC Health 10.75% 2/1/16	15,000	16,500
DEL Laboratories 8.00% 2/1/12	10,000	9,425
*HCA 6.50% 2/15/16	15,000	13,144
*#Healthsouth 144A
10.75% 6/15/16	20,000	21,900
Ingles Markets 8.875% 12/1/11	15,000	15,713
Kraft Foods 4.125% 11/12/09	85,000	82,923
Kroger 6.375% 3/1/08	185,000	186,417
Medco Health Solutions
7.25% 8/15/13	75,000	81,265
Medtronic 4.375% 9/15/10	25,000	24,509
National Beef Packing
10.50% 8/1/11	20,000	21,150
Pilgrim’s Pride
*8.375% 5/1/17	15,000	15,263
9.625% 9/15/11	10,000	10,475
*#Pinnacle Foods Finance 144A
10.625% 4/1/17	10,000	10,075
Procter & Gamble 5.55% 3/5/37	35,000	34,620
*#Rental Services 144A
9.50% 12/1/14	20,000	21,350
*Swift 12.50% 1/1/10	15,000	15,675
US Oncology 10.75% 8/15/14	10,000	11,225
#US Oncology Holdings PIK 144A
9.797% 3/15/12	15,000	15,263
UST 6.625% 7/15/12	55,000	58,282
*¶Vanguard Health Holding
11.25% 10/1/15	25,000	21,000
Wyeth
5.50% 2/1/14	150,000	151,897
5.95% 4/1/37	110,000	110,375
		1,129,614
Electric – 1.19%
•Alabama Power Capital Trust IV
4.75% 10/1/42	335,000	334,331
Avista 9.75% 6/1/08	10,000	10,437
#Caithness Coso Funding 144A
5.489% 6/15/19	140,331	138,352
‡#Calpine 144A 8.496% 7/15/07	19,550	21,407
Dominion Resources
5.687% 5/15/08	130,000	130,340
Duke Capital 5.668% 8/15/14	200,000	199,005
FPL Group Capital 5.625% 9/1/11	150,000	152,831
Midamerican Energy Holdings
6.125% 4/1/36	110,000	112,190
Midwest Generation
*8.30% 7/2/09	12,642	12,958
8.75% 5/1/34	15,000	16,650
•Nisource Finance 5.93% 11/23/09	125,000	125,224
Oncor Electric Delivery
7.00% 9/1/22	25,000	27,064
Orion Power Holdings
12.00% 5/1/10	25,000	29,000
Pepco Holdings
5.50% 8/15/07	255,000	254,936
•5.985% 6/1/10	175,000	175,169
#Power Contract Financing 144A
6.256% 2/1/10	84,907	85,725
PSEG Funding Trust I
5.381% 11/16/07	225,000	224,768
Puget Sound Energy
5.483% 6/1/35	105,000	96,880
Southwestern Public Service
6.00% 10/1/36	190,000	189,493
*#Taqa 144A
5.875% 10/27/16	160,000	161,969
6.50% 10/27/36	400,000	407,463
Xcel Energy 6.50% 7/1/36	60,000	63,339
		2,969,531
Energy – 0.66%
Anadarko Petroleum
6.45% 9/15/36	105,000	105,611
Apache
5.25% 4/15/13	115,000	115,317
5.625% 1/15/17	155,000	157,771
*Bluewater Finance
10.25% 2/15/12	10,000	10,475
Canadian Natural Resources
5.70% 5/15/17	205,000	206,006
#Canadian Oil Sands 144A
4.80% 8/10/09	145,000	143,217
*Chesapeake Energy
6.625% 1/15/16	5,000	5,100
*Compton Petroleum Finance
7.625% 12/1/13	20,000	19,950
#Energy Partners 144A
9.75% 4/15/14	15,000	15,338
Geophysique-Veritas
7.75% 5/15/17	5,000	5,313
#Hilcorp Energy I 144A
7.75% 11/1/15	15,000	15,150
*9.00% 6/1/16	10,000	10,750

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds (continued)
Energy (continued)
Mariner Energy 8.00% 5/15/17	$ 10,000	$ 10,113
*Massey Energy 6.625% 11/15/10	5,000	5,081
#OPTI Canada 144A
8.25% 12/15/14	10,000	10,625
PetroHawk Energy
9.125% 7/15/13	15,000	16,144
Plains Exploration & Production
7.00% 3/15/17	5,000	5,031
#Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16	165,000	166,988
*#Regency Energy Partners 144A
8.375% 12/15/13	20,000	20,700
•Secunda International
13.356% 9/1/12	15,000	15,600
*#Seitel 144A 9.75% 2/15/14	10,000	10,225
*#Stallion Oilfield Services 144A
9.75% 2/1/15	10,000	10,550
*#TNK-BP Finance 144A
6.625% 3/20/17	220,000	219,450
*Weatherford International
4.95% 10/15/13	340,000	328,374
Whiting Petroleum 7.25% 5/1/13	10,000	9,850
		1,638,729
Finance Companies – 0.86%
•American Express 6.80% 9/1/66	110,000	117,705
American General Finance
4.875% 7/15/12	165,000	162,577
*FTI Consulting 7.625% 6/15/13	30,000	31,125
•#Fuji JGB Investment 144A
9.87% 12/29/49	195,000	204,692
International Lease Finance
4.625% 6/2/08	10,000	9,932
National Rural Utilities Cooperative
Finance 5.45% 4/10/17	75,000	75,311
Residential Capital
*•5.84% 6/9/08	175,000	173,826
6.00% 2/22/11	125,000	123,677
6.125% 11/21/08	170,000	169,947
6.375% 6/30/10	147,000	147,497
*6.50% 4/17/13	165,000	165,114
*6.875% 6/30/15	300,000	304,256
SLM 5.40% 10/25/11	466,000	447,500
		2,133,159
Industrial - Other – 0.02%
*#Mobile Services Group 144A
9.75% 8/1/14	10,000	10,900
*RBS Global & Rexnord
11.75% 8/1/16	15,000	16,725
*Trimas 9.875% 6/15/12	15,000	15,638
		43,263
Insurance – 1.76%
#Farmers Exchange Capital 144A
7.05% 7/15/28	105,000	108,683
#Farmers Insurance Exchange 144A
6.00% 8/1/14	20,000	19,890
8.625% 5/1/24	425,000	508,767
Marsh & McLennan
5.15% 9/15/10	175,000	173,527
*•5.495% 7/13/07	50,000	50,009
MetLife
5.00% 6/15/15	85,000	83,016
6.40% 12/15/36	275,000	275,375
Montpelier Re Holdings
6.125% 8/15/13	265,000	262,176
#Mutual of Omaha Insurance 144A
6.80% 6/15/36	100,000	108,676
#Nationwide Mutual Insurance
144A 7.875% 4/1/33	265,000	317,754
*#Nippon Life Insurance 144A
4.875% 8/9/10	255,000	251,460
w•#North Front Pass Through Trust
144A 5.81% 12/15/24	500,000	495,574
PMI Group 5.568% 11/15/08	200,000	200,170
Safeco Capital Trust I
8.072% 7/15/37	280,000	291,984
•#Security Capital Assurance 144A
6.88% 6/30/49	85,000	86,832
St. Paul Travelers 5.01% 8/16/07	115,000	114,857
w•#Twin Reefs Pass Through Trust
144A 6.32% 12/31/49	400,000	401,318
WellPoint
4.25% 12/15/09	140,000	137,265
5.85% 1/15/36	115,000	111,493
•XL Capital 6.50% 12/31/49	385,000	380,690
		4,379,516
Natural Gas – 0.48%
*El Paso Production Holding
7.75% 6/1/13	5,000	5,289
Enterprise Products Operating
4.00% 10/15/07	285,000	283,203
4.625% 10/15/09	240,000	237,138
Inergy Finance 6.875% 12/15/14	15,000	14,888
•Sempra Energy 5.83% 5/21/08	260,000	260,089
Valero Logistics Operations
6.05% 3/15/13	395,000	403,851
		1,204,458
Real Estate – 0.23%
*American Real Estate Partners
8.125% 6/1/12	5,000	5,125
BF Saul REIT 7.50% 3/1/14	20,000	20,400
Developers Diversified Realty
4.625% 8/1/10	295,000	289,761
HRPT Properties Trust
5.75% 2/15/14	130,000	131,084
*#Realogy 144A 12.375% 4/15/15	15,000	15,038

(continues)     9

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds (continued)
Real Estate (continued)
Rouse 7.20% 9/15/12	$ 5,000	$ 5,246
•#USB Realty 144A 6.091% 12/22/49	100,000	101,110
		567,764
Technology – 0.03%
*#Freescale Semiconductor 144A
10.125% 12/15/16	30,000	30,450
*MagnaChip Semiconductor
8.00% 12/15/14	30,000	19,350
*Solectron Global Finance
8.00% 3/15/16	10,000	10,150
#UGS Capital II PIK 144A
10.348% 6/1/11	10,000	10,200
		70,150
Transportation – 0.54%
*American Airlines 3.857% 7/9/10	245,287	236,849
Continental Airlines
5.983% 4/19/22	100,000	99,500
*6.503% 6/15/11	435,000	447,506
#Erac USA Finance 144A
7.35% 6/15/08	450,000	457,406
Hertz 8.875% 1/1/14	15,000	16,238
¶H-Lines Finance Holdings
11.00% 4/1/13	22,000	20,845
*Horizon Lines 9.00% 11/1/12	10,000	10,575
Kansas City Southern de Mexico
12.50% 6/15/12	7,000	7,511
Kansas City Southern Railway
9.50% 10/1/08	10,000	10,513
OMI 7.625% 12/1/13	20,000	20,500
Seabulk International
9.50% 8/15/13	15,000	16,313
		1,343,756
Total Corporate Bonds
(cost $28,216,091)		28,753,571

Convertible Bonds – 0.00%
Ford Motor 4.25% 12/15/36
exercise price $9.20,
expiration date 12/15/36	5,000	5,650
Total Convertible Bonds
(cost $5,000)		5,650

Foreign Agencies – 0.11%
Pemex Project Funding Master Trust
*6.125% 8/15/08	220,000	222,310
6.625% 6/15/35	55,000	58,369
Total Foreign Agencies
(cost $274,853)		280,679

Municipal Bonds – 0.61%
Augusta, Georgia Water & Sewer
Revenue 5.25% 10/1/39 (FSA)	310,000	333,111
California State 5.00% 2/1/33	120,000	124,589
California State University
Systemwide Revenue
5.00% 11/1/30 (AMBAC)	115,000	121,719
Illinois State Taxable Pension
5.10% 6/1/33	170,000	163,336
New Jersey Economic
Development Authority
Revenue (Cigarette Tax)
5.75% 6/15/29	220,000	238,236
New York State Urban
Development Series A-1
5.25% 3/15/34 (FGIC)	210,000	224,876
Oregon State Taxable Pension
5.892% 6/1/27	200,000	210,400
West Virginia Economic
Development Authority
5.37% 7/1/20 (MBIA)	100,000	100,377
Total Municipal Bonds
(cost $1,463,414)		1,516,644

Non-Agency Asset-Backed Securities – 2.37%
•Ameriquest Mortgage Securities
Series 2006-R1 A2C
5.51% 3/25/36	180,000	179,999
#Cendant Timeshare Receivables
Funding Series 2004-1A A1
144A 3.67% 5/20/16	104,637	102,125
Countrywide Asset-Backed Certificates
Series 2004-S1 A2
3.872% 3/25/20	11,927	11,736
•Series 2006-3 2A2
5.50% 6/25/36	495,000	495,240
Series 2006-S3 A2
6.085% 6/25/21	260,000	262,412
•Series 2006-S6 A2
5.519% 3/25/34	250,000	249,717
•Series 2006-S7 A3
5.712% 11/25/35	515,000	512,711
•Series 2006-S9 A3
5.728% 8/25/36	235,000	233,625
#Countrywide Asset-Backed NIM
Certificates Series 2004-BC1N
Note 144A 5.50% 4/25/35	12,215	11,787
#Credit-Based Asset Servicing and
Securitization Series 2006-SL1
A2 144A 5.556% 9/25/36	285,000	284,815
#Dunkin Securitization Series 2006-1
A2 144A 5.779% 6/20/31	290,000	295,457
•GMAC Mortgage Corporation
Loan Trust Series 2006-HE3 A2
5.75% 10/25/36	115,000	115,081

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Non-Agency Asset-Backed Securities (continued)
GSAMP Trust Series 2006-S3 A1
6.085% 5/25/36	$ 71,162	$ 70,708
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	126,509	122,577
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A
5.451% 7/25/36	16,123	16,060
Series 2006-AR1 A2C
5.48% 3/25/37	425,000	424,640
Mid-State Trust
Series 11 A1 4.864% 7/15/38	106,653	101,883
Series 2004-1 A
6.005% 8/15/37	54,836	55,909
#Series 2006-1 A 144A
5.787% 10/15/40	87,483	87,347
•Option One Mortgage Loan
Trust Series 2005-4 A3
5.58% 11/25/35	665,000	665,898
Renaissance Home Equity Loan Trust
Series 2005-4 A2
5.399% 2/25/36	135,000	134,446
Series 2005-4 A3
5.565% 2/25/36	85,000	84,741
Residential Asset Securities
Series 2003-KS9 AI6
4.71% 11/25/33	173,330	168,303
•Series 2006-KS3 AI3
5.49% 4/25/36	765,000	764,766
#Sharp NIM Trust Series 2004-2N
Note 144A 7.00% 1/25/34	12,789	6,395
#Sierra Receivables Funding
Series 2003-2A A1 144A
3.03% 12/15/15	188,618	183,435
Structured Asset Securities
Series 2001-SB1 A2
3.375% 8/25/31	177,230	159,863
Series 2004-16XS A2
4.91% 8/25/34	87,949	87,592
Total Non-Agency Asset-Backed
Securities (cost $5,912,596)		5,889,268

Non-Agency Collateralized Mortgage Obligations – 7.55%
American Home Mortgage
Investment Trust Series 2005-2
5A1 5.064% 9/25/35	205,000	201,759
Bank of America Alternative
Loan Trust
Series 2003-10 2A1
6.00% 12/25/33	371,942	373,046
Series 2004-2 1A1
6.00% 3/25/34	272,204	273,012
Series 2005-3 2A1
5.50% 4/25/20	195,730	195,240
Series 2005-5 2CB1
6.00% 6/25/35	189,649	190,153
Series 2005-9 5A1
5.50% 10/25/20	232,342	231,471
•Bank of America Funding
Securities Series 2006-F 1A2
5.169% 7/20/36	218,621	218,076
Bank of America
Mortgage Securities
•Series 2003-D 1A2
6.853% 5/25/33	3,201	3,230
Series 2005-9 2A1
4.75% 10/25/20	310,797	306,403
•Bear Stearns Alternative-A Trust
Series 2006-3 33A1
6.171% 5/25/36	290,804	294,950
Series 2006-3 34A1
6.161% 5/25/36	302,709	306,917
Bear Stearns Asset Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35	231,257	230,701
Chase Mortgage Finance Series
2003-S8 A2 5.00% 9/25/18	455,377	452,024
Countrywide Alternative
Loan Trust
Series 2004-28CB 6A1
6.00% 1/25/35	95,933	96,158
•Series 2004-J7 1A2
4.673% 8/25/34	88,648	87,741
•Series 2005-63 3A1
5.893% 11/25/35	315,986	317,591
Series 2006-2CB A3
5.50% 3/25/36	211,240	210,712
wCountrywide Home Loan
Mortgage Pass Through Trust
•Series 2004-12 1M
4.558% 8/25/34	224,716	224,399
Series 2005-23 A1
5.50% 11/25/35	340,531	334,040
Series 2005-29 A1
5.75% 12/25/35	370,479	369,027
Series 2006-1 A2
6.00% 3/25/36	141,467	141,401
Series 2006-1 A3
6.00% 3/25/36	58,251	57,914
Series 2006-17 A5
6.00% 12/25/36	106,297	106,579
•Series 2006-HYB3 3A1A
6.10% 5/25/36	278,018	282,249
•Series 2006-HYB4 1A2
5.683% 6/20/36	194,357	196,083

(continues)     11

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1
7.00% 12/25/33	$ 82,992	$ 85,041
Series 2004-1 3A1
7.00% 2/25/34	53,394	54,712
First Horizon Asset Securities
Series 2003-5 1A17
8.00% 7/25/33	97,019	102,891
•Series 2004-AR5 4A1
5.708% 10/25/34	179,200	179,043
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.189% 5/25/35	240,550	238,418
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A
7.75% 9/19/27	73,361	77,127
Series 1999-3 A
8.00% 8/19/29	121,024	127,979
Series 2005-RP1 1A3
8.00% 1/25/35	137,295	145,775
Series 2005-RP1 1A4
8.50% 1/25/35	66,663	71,369
GSR Mortgage Loan Trust Series
2006-1F 5A2 6.00% 2/25/36	99,476	98,901
•Indymac Index Mortgage
Loan Trust
Series 2005-AR25 1A21
5.859% 12/25/35	232,907	234,561
Series 2006-AR2 1A1A
5.54% 4/25/46	99,257	99,380
•JPMorgan Mortgage Trust
Series 2005-A1 4A1
4.777% 2/25/35	282,637	277,641
Series 2005-A4 1A1
5.405% 7/25/35	309,951	308,909
Series 2005-A6 1A2
5.144% 9/25/35	375,000	378,840
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35	237,609	237,750
Series 2006-1 3A3
5.50% 2/25/36	230,897	230,753
•MASTR Adjustable Rate
Mortgages Trust
Series 2003-6 1A2
5.875% 12/25/33	120,938	122,967
Series 2005-1 B1
5.414% 3/25/35	281,952	280,918
Series 2005-6 7A1
5.358% 6/25/35	189,265	188,507
MASTR Alternative Loans Trust
Series 2003-6 3A1
8.00% 9/25/33	39,426	40,371
Series 2005-3 7A1
6.00% 4/25/35	251,132	252,730
#MASTR Reperforming Loan
Trust 144A
Series 2005-1 1A5
8.00% 8/25/34	206,252	218,442
Series 2005-2 1A4
8.00% 5/25/35	166,985	177,795
Morgan Stanley Mortgage
Loan Trust Series 2006-2 6A
6.50% 2/25/36	137,632	139,933
Nomura Asset Acceptance
Series 2005-WF1 2A2
4.786% 3/25/35	390,000	385,111
•Series 2006-AF1 1A2
6.159% 5/25/36	370,000	374,962
Prime Mortgage Trust Series
2004-CL1 1A1 6.00% 2/25/34	106,569	107,351
Residential Asset Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31	78,652	79,813
Series 2004-SL4 A3
6.50% 7/25/32	148,656	151,480
Series 2005-SL1 A2
6.00% 5/25/32	175,033	177,143
•Residential Funding Mortgage
Securities I Series 2006-SA3
3A1 6.049% 9/25/36	256,211	259,210
•Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-18 5A
5.50% 12/25/34	184,765	184,331
Series 2005-22 4A2
5.377% 12/25/35	54,867	54,479
Series 2005-3XS A2
5.57% 1/25/35	71,678	71,732
Series 2006-5 5A4
5.572% 6/25/36	117,440	117,187
Structured Asset Securities
•Series 2002-22H 1A
6.953% 11/25/32	65,853	67,496
Series 2004-12H 1A
6.00% 5/25/34	223,856	224,451
•Series 2005-6 B2
5.344% 5/25/35	97,399	92,516
wWashington Mutual Pass
Through Certificates
Series 2004-CB3 4A
6.00% 10/25/19	335,721	339,770
•Series 2006-AR7 1A
5.994% 7/25/46	140,736	140,582
•Series 2006-AR8 1A5
5.909% 8/25/46	52,468	53,046
•Series 2006-AR8 2A3
6.15% 8/25/36	35,342	35,850
•Series 2006-AR10 1A1
5.956% 9/25/36	265,246	268,486

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
•wWashington Mutual Pass
Through Certificates
Series 2006-AR14 1A4
5.656% 11/25/36	$ 285,500	$ 287,146
wWashington Mutual
Alternative Mortgage
Pass Through Certificates
Series 2005-9 3CB
5.50% 10/25/20	263,009	263,338
Series 2006-2 2CB
6.50% 3/25/36	189,285	192,332
Series 2006-5 2CB3
6.00% 7/25/36	257,500	260,714
•Series 2006-AR5 3A
5.954% 7/25/46	190,025	190,173
Wells Fargo Mortgage Backed
Securities Trust
•Series 2004-T A1
4.588% 9/25/34	137,839	138,915
Series 2005-12 1A7
5.50% 11/25/35	364,330	355,449
Series 2005-14 2A1
5.50% 12/25/35	422,440	414,387
Series 2005-17 1A1
5.50% 1/25/36	311,996	305,659
Series 2005-17 1A2
5.50% 1/25/36	284,056	277,132
Series 2006-2 3A1
5.75% 3/25/36	542,143	540,126
Series 2006-4 2A3
5.75% 4/25/36	111,090	110,088
•Series 2006-AR4 1A1
5.864% 4/25/36	399,308	402,647
•Series 2006-AR4 2A1
5.779% 4/25/36	587,390	591,002
•Series 2006-AR6 7A1
5.111% 3/25/36	521,723	515,870
•Series 2006-AR10 5A1
5.60% 7/25/36	246,599	246,858
•Series 2006-AR11 A7
5.526% 8/25/36	303,248	303,077
•Series 2006-AR12 1A2
6.03% 9/25/36	154,860	156,723
Total Non-Agency Collateralized
Mortgage Obligations
(cost $18,783,203)		18,808,261

U.S. Treasury Obligations – 2.05%
*U.S. Treasury Bonds 4.50% 2/15/36	550,000	521,727
*U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	543,314	515,978
2.375% 1/15/27	176,561	177,920
*U.S. Treasury Inflation Index Notes
2.00% 1/15/14	523,042	518,771
¥2.375% 4/15/11	466,407	472,966
*U.S. Treasury Inflation Index Notes
2.375% 1/15/17	1,008,920	1,024,962
2.50% 7/15/16	297,207	305,264
3.00% 7/15/12	424,354	445,389
3.625% 1/15/08	151,128	153,100
U.S. Treasury Notes
*4.50% 3/31/12	110,000	109,944
4.625% 2/15/17	510,000	509,920
*^U.S. Treasury Strip
4.293% 11/15/13	455,000	338,821
Total U.S. Treasury Obligations
(cost $5,033,957)		5,094,762

Repurchase Agreements – 6.85%
With BNP Paribas 5.10% 5/1/07
(dated 4/30/07, to be
repurchased at $9,005,276,
collateralized by $2,892,000
U.S. Treasury Notes 2.75% due
8/15/07, market value
$2,889,828, $85,000
U.S. Treasury Notes
3.125% due 5/15/07, market
value $86,223, $2,186,000
U.S. Treasury Notes
4.375% due 5/15/07,
market value $2,228,800 and
$3,900,000 U.S. Treasury
Notes 4.75% due 11/15/08,
market value $3,986,573)	9,004,000	9,004,000
With Cantor Fitzgerald
5.09% 5/1/07 (dated
4/30/07, to be repurchased at
$3,201,453, collateralized by
$3,302,000 U.S. Treasury Notes
3.625% due 7/15/09, market
value $3,268,120)	3,201,000	3,201,000
With UBS Warburg 5.10% 5/1/07
(dated 4/30/07, to be
repurchased at $4,849,687,
collateralized by $5,045,000
U.S. Treasury Bills due 9/20/07,
market value $4,948,747)	4,849,000	4,849,000
Total Repurchase Agreements
(cost $17,054,000)		17,054,000
Total Value of Securities Before
Securities Lending
Collateral – 105.64%
(cost $229,641,940)		262,968,337

Securities Lending Collateral** – 4.59%
Short-Term Investments – 4.59%
Fixed Rate Notes – 1.21%
Bank of Montreal 5.29% 6/4/07	278,792	278,792

(continues)     13

Statement of net assets

Delaware Balanced Fund

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Securities Lending Collateral** (continued)
Short-Term Investments (continued)
Fixed Rate Notes (continued)
Citigroup Global Markets
5.32% 5/1/07	$769,318	$ 769,318
Credit Agricole 5.31% 10/4/07	278,792	278,792
Fortis Bank 5.31% 6/18/07	418,187	418,187
HBOS Treasury Services
5.30% 6/29/07	446,066	446,066
ING Bank
5.31% 7/3/07	167,275	167,275
5.33% 7/9/07	278,792	278,792
Royal Bank of Canada
5.29% 5/29/07	250,912	250,912
Societe Generale 5.30% 6/1/07	139,396	139,396
		3,027,530
•Variable Rate Notes – 3.38%
ANZ National 5.32% 5/30/08	55,758	55,758
Australia New Zealand
5.32% 5/30/08	278,792	278,792
Bank of New York 5.32% 5/30/08	223,033	223,033
Barclays 5.31% 5/18/07	390,308	390,308
Bayerische Landesbank
5.37% 5/30/08	278,792	278,792
Bear Stearns 5.38% 10/31/07	390,308	390,308
BNP Paribas 5.33% 5/30/08	278,792	278,792
Calyon 5.33% 8/14/07	139,396	139,396
Canadian Imperial Bank
5.32% 5/30/08	195,154	195,154
5.33% 8/15/07	223,033	223,033
CDC Financial Products
5.36% 5/31/07	362,429	362,429
Citigroup Global Markets
5.38% 5/7/07	362,429	362,429
Commonwealth Bank
5.32% 5/30/08	278,792	278,792
Credit Suisse First Boston
5.32% 3/14/08	278,792	278,792
Deutsche Bank
5.34% 8/20/07	390,308	390,308
5.34% 9/21/07	41,819	41,819
Dexia Bank 5.32% 9/28/07	390,301	390,269
Goldman Sachs Group
5.45% 4/30/08	328,974	328,974
Marshall & Ilsley Bank
5.32% 5/30/08	306,671	306,671
Merrill Lynch Mortgage Capital
5.41% 5/8/07	362,429	362,429
Morgan Stanley 5.49% 5/30/08	362,429	362,429
National Australia Bank
5.31% 5/30/08	345,701	345,701
National Rural Utilities
5.31% 5/30/08	440,491	440,491
Nordea Bank, New York
5.31% 5/16/07	139,394	139,394
Nordea Bank, Norge 5.33% 5/30/08	278,791	278,791
Royal Bank of Scotland Group
5.33% 5/30/08	278,791	278,791
Societe Generale 5.31% 5/30/08	139,396	139,396
Sun Trust Bank 5.33% 7/30/07	362,429	362,429
Toronto Dominion 5.32% 5/29/07	223,033	223,033
Wells Fargo 5.33% 5/30/08	278,792	278,792
		8,405,525
Total Securities Lending Collateral
(cost $11,433,055)		11,433,055

Total Value of Securities – 110.23%
(cost $241,074,995)		274,401,392 ©
Obligation to Return Securities
Lending Collateral** – (5.50%)		(13,686,013)
Liabilities Net of Receivables and
Other Assets – (4.73%)		(11,787,241)
Net Assets Applicable to 12,971,298
Shares Outstanding – 100.00%		$248,928,138

Net Asset Value – Delaware Balanced Fund
Class A ($225,502,958 / 11,750,812 Shares)	$19.19
Net Asset Value – Delaware Balanced Fund
Class B ($15,539,899 / 809,495 Shares)	$19.20
Net Asset Value – Delaware Balanced Fund
Class C ($5,331,223 / 278,022 Shares)	$19.18
Net Asset Value – Delaware Balanced Fund
Class R ($176,521 / 9,213 Shares)	$19.16
Net Asset Value – Delaware Balanced Fund
Institutional Class ($2,377,537 / 123,756 Shares)	$19.21

Components of Net Assets at April 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$246,746,949
Undistributed net investment income	855,609
Accumulated net realized loss on investments	(32,047,534)
Net unrealized appreciation of investments	33,373,114
Total net assets	$248,928,138

*	Fully or partially on loan.

**	See Note 10 in “Notes to financial statements.”

©	Includes $13,267,318 of securities loaned.

¥	Fully or partially pledged as collateral for financial futures contracts.

†	Non-income producing security for the period ended April 30, 2007.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of April 30, 2007.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $11,474,002, which represented 4.61% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions
MBIA — Insured by the Municipal Bond Insurance Association
NIM — Net Interest Margin
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To Be Announced
yr — Year

The following futures contracts and swap contracts were outstanding at April 30, 2007:

Futures Contracts[1]
	Notional
Contracts	Cost	Notional	Expiration	Unrealized
to Buy (Sell)	(Proceeds)	Value	Date	Appreciation
48 U.S. Treasury
5 year Notes	$5,061,588	$5,079,750	6/30/07	$18,162
30 U.S. Treasury
10 year Notes	3,237,107	3,249,844	6/30/07	12,737
(4) U.S. Treasury
Long Bond	(448,582)	(447,000)	6/30/07	1,582
				$32,481

Swap Contracts[2]
Credit Default Swap Contracts

Swap
Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Amount	Payments	Date	(Depreciation)
Protection
Purchased:
Goldman Sachs
Beazer Homes
5 yr CDS
IndexCo	$250,000	3.08%	6/20/12	$ 6,210
Goldman Sachs
CDS IndexCo
ABX Home
Equity BBB-
Index 06-1	595,000	2.67%	7/25/45	24,308
JPMorgan Chase
Bank, N.A.
ABX Home
Equity BBB-
Index 06-1	605,000	2.67%	7/25/45	(12,123)
				$ 18,395

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

[2]	See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware Balanced Fund
Net asset value Class A (A)	$19.19
Sales charge (5.75% of offering price) (B)	1.17
Offering price	$20.36

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Balanced Fund

Six Months Ended April 30, 2007 (Unaudited)

Investment Income:
Interest	$ 2,578,121
Dividends	2,044,187
Securities lending income	4,161	$ 4,626,469

Expenses:
Management fees	792,827
Distribution expenses – Class A	279,680
Distribution expenses – Class B	84,015
Distribution expenses – Class C	26,726
Distribution expenses – Class R	490
Dividend disbursing and transfer agent fees and expenses	221,750
Accounting and administration expenses	48,789
Registration fees	31,017
Legal fees	27,205
Trustees’ fees and benefits	24,616
Reports and statements to shareholders	23,670
Audit and taxes	10,323
Pricing fees	6,889
Custodian fees	6,355
Insurance fees	3,108
Consulting fees	2,031
Dues and services	1,148
Trustees’ expenses	489	1,591,128
Less waived distribution expenses – Class A		(42,936)
Less waived distribution expenses – Class R		(82)
Less expense paid indirectly		(1,801)
Total operating expenses		1,546,309
Net Investment Income		3,080,160

Net Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments		2,196,085
Future contracts		53,409
Swap contracts		27,862
Net realized gain		2,277,356
Net change in unrealized appreciation/depreciation of investments		9,975,074
Net Realized and Unrealized Gain on Investments		12,252,430

Net Increase in Net Assets Resulting from Operations		$15,332,590

See accompanying notes

Statements of changes in net assets

Delaware Balanced Fund

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$ 3,080,160	$ 5,760,284
Net realized gain on investments	2,277,356	7,669,360
Net change in unrealized appreciation/depreciation of investments	9,975,074	21,728,512
Net increase in net assets resulting from operations	15,332,590	35,158,156

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,959,105)	(5,883,712)
Class B	(234,594)	(388,186)
Class C	(76,420)	(109,715)
Class R	(2,682)	(1,614)
Institutional Class	(41,189)	(84,762)
	(4,313,990)	(6,467,989)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,738,909	5,548,936
Class B	939,726	1,428,563
Class C	353,313	1,064,523
Class R	12,225	155,329
Institutional Class	237,755	361,167

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,880,777	4,261,339
Class B	222,050	365,435
Class C	72,486	102,699
Class R	2,682	1,614
Institutional Class	41,131	84,762
	9,501,054	13,374,367
Cost of shares repurchased:
Class A	(11,093,627)	(30,548,968)
Class B	(4,436,552)	(6,624,963)
Class C	(712,409)	(2,057,004)
Class R	(748)	(20,420)
Institutional Class	(87,348)	(2,154,511)
	(16,330,684)	(41,405,866)
Decrease in net assets derived from capital share transactions	(6,829,630)	(28,031,499)
Net Increase in Net Assets	4,188,970	658,668

Net Assets:
Beginning of period	244,739,168	244,080,500
End of period (including undistributed net investment income of $855,609 and $2,024,074, respectively)	$248,928,138	$244,739,168

See accompanying notes

Financial highlights

Delaware Balanced Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$18.350	$16.290	$15.630	$15.060	$13.390	$15.100

Income (loss) from investment operations:
Net investment income[2]	0.241	0.422	0.342	0.190	0.182	0.234
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.934	2.105	0.580	0.592	1.749	(1.609)
Total from investment operations	1.175	2.527	0.922	0.782	1.931	(1.375)

Less dividends and distributions from:
Net investment income	(0.335)	(0.467)	(0.262)	(0.212)	(0.261)	(0.335)
Total dividends and distributions	(0.335)	(0.467)	(0.262)	(0.212)	(0.261)	(0.335)

Net asset value, end of period	$19.190	$18.350	$16.290	$15.630	$15.060	$13.390

Total return[3]	6.46%	15.80%	5.91%	5.28%	14.53%	(9.38% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$225,503	$219,048	$214,273	$232,351	$257,950	$253,089
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.27%	1.35%	1.37%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.24%	1.24%	1.24%	1.31%	1.38%	1.37%
Ratio of net investment income to average net assets	2.59%	2.48%	2.12%	1.23%	1.30%	1.54%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.55%	2.44%	2.08%	1.19%	1.27%	1.54%
Portfolio turnover	124%	128%	203%	244%	249%	368%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Balanced Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$18.360	$16.300	$15.630	$15.060	$13.410	$15.110

Income (loss) from investment operations:
Net investment income[2]	0.168	0.288	0.214	0.067	0.073	0.121
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.935	2.106	0.582	0.594	1.743	(1.611)
Total from investment operations	1.103	2.394	0.796	0.661	1.816	(1.490)

Less dividends and distributions from:
Net investment income	(0.263)	(0.334)	(0.126)	(0.091)	(0.166)	(0.210)
Total dividends and distributions	(0.263)	(0.334)	(0.126)	(0.091)	(0.166)	(0.210)

Net asset value, end of period	$19.200	$18.360	$16.300	$15.630	$15.060	$13.410

Total return[3]	6.05%	14.89%	5.10%	4.40%	13.66%	(10.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,540	$18,075	$20,658	$26,254	$30,353	$32,035
Ratio of expenses to average net assets	1.98%	1.99%	1.98%	2.07%	2.13%	2.12%
Ratio of net investment income to average net assets	1.81%	1.69%	1.33%	0.43%	0.52%	0.81%
Portfolio turnover	124%	128%	203%	244%	249%	368%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

(continues)     19

Financial highlights

Delaware Balanced Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$18.340	$16.280	$15.620	$15.040	$13.400	$15.090

Income (loss) from investment operations:
Net investment income[2]	0.168	0.288	0.215	0.067	0.073	0.121
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.935	2.106	0.571	0.604	1.733	(1.601)
Total from investment operations	1.103	2.394	0.786	0.671	1.806	(1.480)

Less dividends and distributions from:
Net investment income	(0.263)	(0.334)	(0.126)	(0.091)	(0.166)	(0.210)
Total dividends and distributions	(0.263)	(0.334)	(0.126)	(0.091)	(0.166)	(0.210)

Net asset value, end of period	$19.180	$18.340	$16.280	$15.620	$15.040	$13.400

Total return[3]	6.06%	14.91%	5.03%	4.47%	13.60%	(10.01% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,331	$5,377	$5,638	$7,518	$7,710	$6,937
Ratio of expenses to average net assets	1.98%	1.99%	1.98%	2.07%	2.13%	2.12%
Ratio of net investment income to average net assets	1.81%	1.69%	1.33%	0.43%	0.52%	0.81%
Portfolio turnover	124%	128%	203%	244%	249%	368%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Delaware Balanced Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$18.320	$16.270	$15.600	$15.030	$14.500

Income from investment operations:
Net investment income[3]	0.214	0.373	0.283	0.131	0.050
Net realized and unrealized gain on investments
and foreign currencies	0.934	2.098	0.577	0.598	0.564
Total from investment operations	1.148	2.471	0.860	0.729	0.614

Less dividends and distributions from:
Net investment income	(0.308)	(0.421)	(0.190)	(0.159)	(0.084)
Total dividends and distributions	(0.308)	(0.421)	(0.190)	(0.159)	(0.084)

Net asset value, end of period	$19.160	$18.320	$16.270	$15.600	$15.030

Total return[4]	6.32%	15.44%	5.52%	4.87%	4.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176	$155	$5	$3	$—
Ratio of expenses to average net assets	1.48%	1.49%	1.56%	1.66%	1.74%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.58%	1.59%	1.58%	1.66%	1.74%
Ratio of net investment income to average net assets	2.31%	2.19%	1.75%	0.83%	0.70%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	2.21%	2.09%	1.73%	0.83%	0.70%
Portfolio turnover	124%	128%	203%	244%	249% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year. See accompanying notes

(continues)     21

Financial highlights

Delaware Balanced Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/07[1]	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$18.370	$16.310	$15.640	$15.070	$13.400	$15.120

Income (loss) from investment operations:
Net investment income[2]	0.261	0.458	0.377	0.223	0.213	0.272
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.934	2.107	0.576	0.601	1.748	(1.612)
Total from investment operations	1.195	2.565	0.953	0.824	1.961	(1.340)

Less dividends and distributions from:
Net investment income	(0.355)	(0.505)	(0.283)	(0.254)	(0.291)	(0.380)
Total dividends and distributions	(0.355)	(0.505)	(0.283)	(0.254)	(0.291)	(0.380)

Net asset value, end of period	$19.210	$18.370	$16.310	$15.640	$15.070	$13.400

Total return[3]	6.57%	16.04%	6.11%	5.49%	14.83%	(9.16% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,378	$2,084	$3,507	$3,664	$7,125	$12,849
Ratio of expenses to average net assets	0.98%	0.99%	0.98%	1.06%	1.13%	1.12%
Ratio of net investment income to average net assets	2.81%	2.69%	2.33%	1.43%	1.52%	1.81%
Portfolio turnover	124%	128%	203%	244%	249%	368%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

Delaware Balanced Fund

April 30, 2007 (Unaudited)

Delaware Group Equity Funds I (the “Trust”) is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (“CDSC”) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses

(continues)     23

Notes to financial statements

Delaware Balanced Fund

1. Significant Accounting Policies (continued)

on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

DDLP has contracted to limit distribution and service fees through February 29, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. The contractual waiver for Class A shares is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At April 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$132,542
Dividend disbursing, transfer agent, accounting and
administration fees and other expenses payable
to DSC	42,965
Distribution fee payable to DDLP	57,633
Other expenses payable to DMC and affiliates*	14,676

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2007, the Fund was charged $6,040 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2007, DDLP earned $6,465 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2007, DDLP received gross CDSC commissions of $36, $11,091 and $95 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $30,059.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2007, the Fund made purchases of $124,870,914 and sales of $123,366,281 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended April 30, 2007, the Fund made purchases of $21,402,534 and sales of $23,126,384 of long-term U.S. government securities.

At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments was $241,592,078. At April 30, 2007, the net unrealized appreciation was $32,809,314, of which $33,932,584 related to unrealized appreciation of investments and $1,123,270 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 was as follows

	Six Months	Year
	Ended	Ended
	4/30/07*	10/31/06
Ordinary income	$4,313,990	$6,467,989

*Tax information for the period ended April 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$246,746,949
Undistributed ordinary income	903,833
Realized gains 11/1/06 – 4/30/07	2,057,493
Capital loss carryforwards as of 10/31/06	(33,589,445)
Unrealized appreciation of investments
and swap contracts	32,809,308
Net assets	$248,928,138

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, contingent payment debt instruments, and mark-to-market on futures contracts and credit default swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and credit default swap contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$65,365
Accumulated net realized gain (loss)	(65,365)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2006 will expire as follows: $27,807,537 expires in 2010 and $5,781,908 expires in 2011.

For the six months ended April 30, 2007, the Fund had capital gains of $2,057,493 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/07	10/31/06
Shares sold:
Class A	253,304	325,423
Class B	49,962	83,811
Class C	18,951	62,366
Class R	656	9,266
Institutional Class	12,753	20,888

Shares issued upon reinvestment of
dividends and distributions:
Class A	154,481	253,188
Class B	11,903	21,792
Class C	3,890	6,129
Class R	144	94
Institutional Class	2,203	5,055
	508,247	788,012

Shares repurchased:
Class A	(592,960)	(1,796,169)
Class B	(236,881)	(388,698)
Class C	(38,029)	(121,599)
Class R	(40)	(1,207)
Institutional Class	(4,638)	(127,557)
	(872,548)	(2,435,230)
Net decrease	(364,301)	(1,647,218)

For the six months ended April 30, 2007 and the year ended October 31, 2006, 97,228 Class B shares were converted to 97,177 Class A shares valued at $1,816,229 and 94,358 Class B shares were converted to 94,304 Class A shares valued at $1,610,557, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2007, or at any time during the period then ended.

(continues)     25

Notes to financial statements

Delaware Balanced Fund

8. Futures Contracts

The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain is included in liabilities net of receivables and other assets on the Statement of Net Assets.

9. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (“CDS”) contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2007, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a Credit Event or the maturity or termination of the agreement. For the six months ended April 30, 2007, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower

10. Securities Lending (continued)

fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2007, the value of securities on loan was $13,267,318, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $2,252,958, and cash collateral of $11,433,055. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At April 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Subsequent Event
      Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

About the organization

This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant ARL
Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1875)	Printed in the USA
SA-002 [4/07] CGI 6/07	MF-07-05-010 PO11902

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds I

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2007